Share-based compensation - Share options outstanding (Details) - USD ($) $ / shares in Units, $ in Thousands	12 Months Ended
	Dec. 31, 2024	Dec. 31, 2023	Dec. 31, 2022	Dec. 31, 2021
Options number
Options outstanding	226,848,948	248,955,519	182,748,565	198,964,123
Exercisable	147,920,268	133,762,513
Expected to vest	78,928,680	115,193,006
Weighted-average exercise price per option
Options outstanding (in dollars per share)	$ 0.0632	$ 0.0615	$ 0.0306	$ 0.0227
Exercisable (in dollars per share)	0.03	0.02
Expected to vest (in dollars per share)	$ 0.11	$ 0.12
Weighted-average remaining exercise contractual life (years)
Options outstanding (in years)	6 years 11 months 8 days	7 years 9 months 18 days
Exercisable (in years)	6 years 2 months 1 day	6 years 5 months 26 days
Expected to vest (in years)	8 years 4 months 20 days	9 years 3 months 25 days
Aggregate intrinsic value
Options outstanding (in dollars)	$ 8,579	$ 100,501
Exercisable (in dollars)	9,725	60,138
Expected to vest (in dollars)	$ (1,146)	$ 40,363